Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 20, 2023	Feb. 09, 2023	Mar. 31, 2016	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2017	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2018	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000023002
Account Value [Line Items]
Accumulated Value			$ 9,751			$ 9,795			$ 9,802			$ 10,180		$ 10,733	$ 10,849	$ 10,376	$ 9,906	$ 10,024	$ 10,560	$ 11,065
C000023004
Account Value [Line Items]
Accumulated Value			10,000			9,963			9,907			10,201		10,677	10,723	10,176	9,638	9,681	10,198	10,685
C000023007
Account Value [Line Items]
Accumulated Value			9,744			10,926			11,201			11,764		11,086	13,277	13,194	12,525	13,639	14,529	15,430
C000023009
Account Value [Line Items]
Accumulated Value			10,000			11,145			11,340			11,821		11,056	13,143	12,963	12,203	13,189	14,050	14,922
C000023012
Account Value [Line Items]
Accumulated Value			9,749			9,962			10,136			10,571		11,025	11,700	11,150	10,501	10,834	11,422	11,918
C000023014
Account Value [Line Items]
Accumulated Value			10,000			10,153			10,253			10,613		10,975	11,561	10,933	10,218	10,475	11,043	11,523
C000240916
Account Value [Line Items]
Accumulated Value		$ 9,747		$ 9,727			$ 10,788			$ 11,454			$ 11,624
C000242678
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 10,966			$ 11,571			$ 11,662
C000121358
Account Value [Line Items]
Accumulated Value			9,753			9,866			9,901			10,182		10,168	10,828	10,523	10,436	10,841	11,458	11,916
C000121359
Account Value [Line Items]
Accumulated Value			10,000			10,040			10,000			10,198		10,118	10,694	10,315	10,164	10,480	11,076	11,519
C000119020
Account Value [Line Items]
Accumulated Value			9,755			10,419			10,837			11,269		10,539	12,119	11,819	11,471	12,307	13,140	13,774
C000119021
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,605			$ 10,949			$ 11,312		$ 10,493	$ 11,983	$ 11,602	$ 11,164	$ 11,905	$ 12,711	$ 13,324